Consolidated Statements of Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Deferred share compensation	Deficit	Statutory reserves	Accumulated other comprehensive income	Total
Balance at Jun. 30, 2018	$ 5,489	$ 48,360,368	$ (2,825,000)	$ (49,642,916)	$ 6,248,092	$ 7,556,175	$ 9,702,208
Balance (in Shares) at Jun. 30, 2018	5,488,649
Sale of ordinary shares	$ 296	949,704					950,000
Sale of ordinary shares (in Shares)	295,977
Ordinary shares issued for acquisition of equipment
Ordinary shares issued for acquisition of intangible assets (in Shares)
Ordinary shares issued for compensation	$ 550	1,319,450					$ 1,320,000
Ordinary shares issued for compensation (in Shares)	550,000
Ordinary shares issued for services	$ 600	1,757,400	(1,758,000)
Ordinary shares issued for services (in Shares)	600,000
Unvested restricted ordinary shares issued to officer	$ 240	1,850,160	(1,850,400)
Unvested restricted ordinary shares issued to officer (in Shares)	240,000
Stock compensation expense			3,272,200				3,272,200
Net loss				(14,388,530)			(14,388,530)
Foreign currency translation gain (loss)						(335,080)	(335,080)
Balance at Jun. 30, 2019	$ 7,175	54,237,082	(3,161,200)	(64,031,446)	6,248,092	7,221,095	520,798
Balance (in Shares) at Jun. 30, 2019	7,174,626
Sale of ordinary shares	$ 7,327	4,495,574					4,502,901
Sale of ordinary shares (in Shares)	7,327,274
Ordinary shares issued for debt conversion	$ 3,679	5,626,570					5,630,249
Ordinary shares issued for debt conversion (in Shares)	3,679,327
Ordinary shares issued for acquisition of subsidiary	$ 1,989	1,887,810					1,889,799
Ordinary shares issued for acquisition of subsidiary (in Shares)	1,989,262
Ordinary shares issued for acquisition of equipment	$ 4,634	1,958,973					$ 1,963,607
Ordinary shares issued for acquisition of equipment (in Shares)	4,633,333
Ordinary shares issued for acquisition of intangible assets (in Shares)
Deconsolidation of discontinued operations				13,734,311	$ (6,248,092)	(7,486,219)
Ordinary shares issued for services	$ 400	1,399,600	(1,400,000)
Ordinary shares issued for services (in Shares)	400,000
Unvested restricted ordinary shares issued to officer	$ 420	84,180	(84,600)
Unvested restricted ordinary shares issued to officer (in Shares)	420,000
Stock compensation expense			3,444,617				$ 3,444,617
Net loss				(11,626,597)			(11,626,597)
Foreign currency translation gain (loss)						$ 265,124	265,124
Balance at Jun. 30, 2020	$ 25,624	69,689,789	(1,201,183)	(61,923,732)			6,590,498
Balance (in Shares) at Jun. 30, 2020	25,623,822
Sale of ordinary shares	$ 57,250	62,283,775					62,341,025
Sale of ordinary shares (in Shares)	57,250,397
Ordinary shares issued for exercise of warrants	$ 13,657	5,157,934					5,171,591
Ordinary shares issued for exercise of warrants (in Shares)	13,657,274
Ordinary shares issued for acquisition of equipment	$ 6,061	3,811,939					3,818,000
Ordinary shares issued for acquisition of equipment (in Shares)	6,060,318
Ordinary shares issued for acquisition of intangible assets	$ 1,815	1,548,185					$ 1,550,000
Ordinary shares issued for acquisition of intangible assets (in Shares)	1,814,818						1,550,000
Forfeiture of unvested restricted ordinary shares		(308,400)	308,400
Ordinary shares issued for compensation	$ 5,130	4,091,370					$ 4,096,500
Ordinary shares issued for compensation (in Shares)	5,130,000
Ordinary shares issued for services	$ 700	440,300					441,000
Ordinary shares issued for services (in Shares)	700,000
Unvested restricted ordinary shares issued to officer	$ 120	969,880	(970,000)
Unvested restricted ordinary shares issued to officer (in Shares)	120,000
Stock compensation expense			1,180,400				1,180,400
Net loss				(8,238,513)			(8,238,513)
Balance at Jun. 30, 2021	$ 110,357	$ 147,684,772	$ (682,383)	$ (70,162,245)			$ 76,950,501
Balance (in Shares) at Jun. 30, 2021	110,356,629